Insurance Contracts - Summary of Changes in Insurance Liabilities (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		₩ 57,165,936			₩ 54,415,296
Net increase (decrease)	[1]	1,064,367			2,750,640
Ending		58,230,303		$ 46,207,925	57,165,936
Automobile insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		2,025,565			1,897,872
Net increase (decrease)	[1]	145,331			127,693
Ending		2,170,896			2,025,565
Long-term Insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		27,735,736			26,362,479
Net increase (decrease)	[1]	778,634			1,373,257
Ending		28,514,370			27,735,736
General Insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		1,791,284			1,568,741
Net increase (decrease)	[1]	68,690			222,543
Ending		1,859,974			1,791,284
Long-term investment contract
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		31,081			106,853
Net increase (decrease)	[1]	(21,147)			(75,772)
Ending		9,934			31,081
Pure endowment insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		8,007,348			7,570,349
Net increase (decrease)	[1]	(840,495)			436,999
Ending		7,166,853			8,007,348
Death insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		16,516,417			15,706,051
Net increase (decrease)	[1]	816,485			810,366
Ending		17,332,902			16,516,417
Endowment insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		1,045,337			1,188,299
Net increase (decrease)	[1]	118,328			(142,962)
Ending		1,163,665			1,045,337
Group insurance and others
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning	[2]	10,445			11,330
Net increase (decrease)	[1]	(1,785)	[2]		(885)
Ending	[2]	8,660			10,445
Others
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		2,723			3,322
Net increase (decrease)	[1]	326			(599)
Ending		₩ 3,049			₩ 2,723

[1]	Includes exchange differences effect and decrease in liabilities related to investment contracts.
[2]	Includes reserve for distribution of earnings to policyholders and reserve for loss compensation on participating insurance.